EQUITY (Details) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Sep. 30, 2020
Shares
Exercised	0
Warrants
Shares
Outstanding at beginning of period	20,016,367	20,016,367	17,747,090
Issued		6,237,335	3,510,425
Exercised		(2,583,393)	(733,588)
Forfeited		(229,853)	(507,560)
Expired		0	0
Outstanding at end of period		23,440,456	20,016,367
Exerciseable at end of period		23,440,456	20,016,367
Weighted Average Exercise Price
Outstanding at beginning of period	$ 0.556	$ 0.556	$ 0.455
Issued		2.100	1.216
Exercised		(0.493)	(0.952)
Forfeited		(0.417)	(1.120)
Expired		(0.000)	(0.00)
Outstanding at end of period		$ 0.974	$ 0.556